Borrowings - Summary of Present value of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease agreements obligations [Line Items]
Present value of finance lease obligations	S/ 52,391	S/ 23,650
Maturity Period Less than One Year [member]
Disclosure of finance lease agreements obligations [Line Items]
Present value of finance lease obligations	13,635	10,357
Maturity Period Greater than One and Less than Five Year [member]
Disclosure of finance lease agreements obligations [Line Items]
Present value of finance lease obligations	30,635	13,293
Maturity Period Greater than Five Year [member]
Disclosure of finance lease agreements obligations [Line Items]
Present value of finance lease obligations	S/ 8,121	S/ 0